WARRANTS (Tables)	12 Months Ended
Dec. 31, 2021
Warrants
Schedule of warrant activity

# of Warrants
Balance, December 31, 2019	2,383,256

Warrants granted	287,375
Warrants exercised	(65,500)
Warrants expired	(216,456)

Balance, December 31, 2020	2,388,675

Warrants granted	675,608
Warrants exercised	(71,050)
Warrants expired	(349,297)

Balance, December 31, 2021	2,643,936

Exercisable, December 31, 2021	2,643,936